Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows [Abstract]
Notes to the consolidated statements of cash flows

27. Notes to the consolidated statements of cash flows

Major non‑cash transactions

(a)

During the year ended December 31, 2020, the Group acquired 100% equity interest in Rosenkavalier by issuing 4,856,273 ordinary shares of the Company, which had a total value of RMB284,000,000 (Note 8).

(b)

During the year ended December 31, 2020, the Group and two independent third parties entered into an agreement to offset the non-current loan receivable against a non-current loan payable. As a result, both the non-current loan receivable and non-current loan payable were derecognised through a non-cash transaction (Note 17 and Note 25).

(c)

During the year ended December 31, 2020, the Group had non‑cash additions to right‑of‑use assets and lease liabilities of RMB1,286,000 (2019: RMB6,029,000) in respect of lease arrangements for a leased property (Note 24).

(d)

During the year ended December 31, 2020, the Group entered into finance lease arrangements in respect of property, plant and equipment with a total capital value at the inception of the leases of RMB4,396,000 (2019: RMB8,470,000) (Note 24).